Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($) [1]	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Cash flows from operating activities
Profit (loss) for the period	€ 4,563	$ 4,957	€ (635)	€ 140
Adjustments for:
Financing income (expenses), net	(1,556)	(1,691)	2,181	2,466
Depreciation and amortization	8,064	8,758	7,978	16,092
Share-based payment transactions	62	67	60	127
Share of losses (profits) of equity accounted investees	(1,541)	(1,674)	602	(1,206)
Change in trade receivables and other receivables	558	606	(2,579)	724
Change in other assets	(155)	(168)	53	(209)
Change in receivables from concessions project	836	908	(550)	(521)
Change in trade payables	(1,409)	(1,530)	(801)	1,697
Change in other payables	383	416	7,878	3,807
Income tax expense (tax benefit)	(1,203)	(1,307)	1,087	2,103
Income taxes paid	(20)	(22)	(3,255)	(6,337)
Interest received	1,353	1,469	922	1,896
Interest paid	(4,664)	(5,065)	(4,924)	(9,459)
Net cash provided by operating activities	5,271	5,724	8,017	11,320
Cash flows from investing activities
Acquisition of fixed assets	(27,468)	(29,832)	(22,274)	(48,610)
Repayment of loan by an equity accounted investee	0	0	149	149
Loan to an equity accounted investee	(68)	(74)	0	(128)
Advances on account of investments	(777)	(844)	0	(774)
Settlement of derivatives contract	0	0	(528)	(528)
Proceeds from (investment in) in restricted cash, net	893	970	(8,241)	(4,873)
Proceeds from (investment in) short term deposit	(1,257)	(1,365)	27,645	27,645
Proceeds from (investment in) marketable securities	2,837	3,081	0	(1,062)
Net cash used in investing activities	(25,840)	(28,064)	(3,249)	(28,181)
Cash flows from financing activities
Proceeds from options	0	0	0	36
Cost associated with long term loans	(706)	(767)	(8,958)	(9,988)
Payment of principal of lease liabilities	(777)	(844)	(4,000)	(5,703)
Proceeds from long term loans	21,499	23,350	196,189	215,170
Repayment of long-term loans	(6,602)	(7,170)	(143,095)	(153,751)
Repayment of Debentures	(17,763)	(19,292)	(19,764)	(19,764)
Repayment of SWAP instrument associated with long term loans	0	0	(3,290)	(3,290)
Proceed from settlement of derivatives, net	0	0	0	3,800
Proceeds from issuance of Debentures, net	55,808	60,612	0	0
Net cash provided by financing activities	51,459	55,889	17,082	26,510
Effect of exchange rate fluctuations on cash and cash equivalents	(3,478)	(3,777)	(3,128)	(4,420)
Increase in cash and cash equivalents	27,412	29,772	18,722	5,229
Cash and cash equivalents at the beginning of the period	46,458	50,457	41,229	41,229
Cash and cash equivalents at the end of the period	€ 73,870	$ 80,229	€ 59,951	€ 46,458

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)